UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 65.9%
	Diversified — 8.3%
9	CoreSite Realty Corp.	698
15	Digital Realty Trust, Inc.	1,491
8	Equinix, Inc.	2,972
42	Liberty Property Trust	1,687
35	Vornado Realty Trust	3,586

		10,434

	Health Care — 7.3%
143	Senior Housing Properties Trust	3,249
40	Ventas, Inc.	2,829
40	Welltower, Inc.	2,996

		9,074

	Hotels — 3.6%
28	Chesapeake Lodging Trust	642
32	Hospitality Properties Trust	936
116	Host Hotels & Resorts, Inc.	1,807
28	Pebblebrook Hotel Trust	743
21	RLJ Lodging Trust	447

		4,575

	Industrial — 4.2%
12	CyrusOne, Inc.	581
86	Prologis, Inc.	4,625

		5,206

	Multifamily — 12.5%
69	American Homes 4 Rent, Class A	1,496
38	Apartment Investment & Management Co., Class A	1,732
20	AvalonBay Communities, Inc.	3,554
67	Equity Residential	4,334
8	Essex Property Trust, Inc.	1,735
6	Mid-America Apartment Communities, Inc.	609
9	Post Properties, Inc.	602
20	Sun Communities, Inc.	1,601

		15,663

	Office — 7.2%
16	Alexandria Real Estate Equities, Inc.	1,718
5	Boston Properties, Inc.	742
63	Douglas Emmett, Inc.	2,317
48	Equity Commonwealth (a)	1,462
60	Hudson Pacific Properties, Inc.	1,959
11	Kilroy Realty Corp.	758

		8,956

	Regional Malls — 9.2%
92	CBL & Associates Properties, Inc.	1,117
79	General Growth Properties, Inc.	2,187
20	Macerich Co. (The)	1,601
32	Simon Property Group, Inc.	6,543

		11,448

	Shopping Centers — 6.5%
37	Brixmor Property Group, Inc.	1,030
122	DDR Corp.	2,118
8	Federal Realty Investment Trust	1,297
50	Kimco Realty Corp.	1,442
13	Regency Centers Corp.	1,024
31	Weingarten Realty Investors	1,200

		8,111

	Storage — 7.1%
59	CubeSmart	1,622
13	Extra Space Storage, Inc.	1,062
18	Life Storage, Inc.	1,641
20	Public Storage	4,563

		8,888

	Total Common Stocks (Cost $72,053)	82,355

PRINCIPAL AMOUNT($)

Corporate Bonds — 15.7%
	Diversified — 0.4%
419	Vornado Realty LP, 5.000%, 01/15/22	461

	Health Care — 7.7%
298	HCP, Inc., 4.000%, 12/01/22	315
	Senior Housing Properties Trust,
4,202	3.250%, 05/01/19	4,237
2,428	6.750%, 04/15/20	2,675
879	6.750%, 12/15/21	1,009
	Welltower, Inc.,
400	4.950%, 01/15/21	443
844	5.250%, 01/15/22	956

		9,635

	Industrial — 0.2%
252	DCT Industrial Operating Partnership LP, 4.500%, 10/15/23	267
43	First Industrial LP, 7.500%, 12/01/17	46

		313

	Multifamily — 0.2%
197	Post Apartment Homes LP, 3.375%, 12/01/22	202

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Office — 6.2%
	Alexandria Real Estate Equities, Inc.,
1,250	2.750%, 01/15/20	1,269
232	4.600%, 04/01/22	252
	Corporate Office Properties LP,
2,305	3.600%, 05/15/23	2,304
1,355	3.700%, 06/15/21	1,403
140	Equity Commonwealth, 5.875%, 09/15/20	156
701	Government Properties Income Trust, 3.750%, 08/15/19	718
30	Highwoods Realty LP, 7.500%, 04/15/18	33
83	Mack-Cali Realty LP, 7.750%, 08/15/19	96
1,084	Select Income REIT, 2.850%, 02/01/18	1,090
	SL Green Realty Corp.,
67	4.500%, 12/01/22	70
125	5.000%, 08/15/18	130
180	7.750%, 03/15/20	210

		7,731

	Regional Malls — 0.4%
480	CBL & Associates LP, 5.250%, 12/01/23	490

	Shopping Centers — 0.6%
	DDR Corp.,
119	3.500%, 01/15/21	124
259	4.625%, 07/15/22	281
117	Equity One, Inc., 3.750%, 11/15/22	121
160	Regency Centers LP, 6.000%, 06/15/20	182

		708

	Total Corporate Bonds (Cost $19,121)	19,540

SHARES

Preferred Stocks ($25 par value) — 23.3%
	Diversified — 0.8%
12	Digital Realty Trust, Inc., Series H, 7.375%, 03/26/19 @	325
15	PS Business Parks, Inc., Series S, 6.450%, 01/18/17 @	388
2	Vornado Realty Trust, Series G, 6.625%, 11/02/16 @	62
8	Vornado Realty Trust, Series K, 5.700%, 07/18/17 @	199

		974

	Health Care — 0.5%
10	Sabra Health Care REIT, Inc., Series A, 7.125%, 03/21/18 @	259
5	Senior Housing Properties Trust, 6.250%, 02/01/46	121
8	Welltower, Inc., Series J, 6.500%, 03/07/17 @	209

		589

	Hotels — 3.3%
27	Ashford Hospitality Trust, Inc., Series D, 8.450%, 11/02/16 @	676
26	LaSalle Hotel Properties, Series J, 6.300%, 05/25/21 @	668
2	Summit Hotel Properties, Inc., Series A, 9.250%, 10/28/16 @	57
91	Sunstone Hotel Investors, Inc., Series E, 6.950%, 03/11/21 @	2,474
10	Sunstone Hotel Investors, Inc., Series F, 6.450%, 05/17/21 @	259

		4,134

	Industrial — 0.6%
22	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	562
8	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	203

		765

	Multifamily — 3.9%
91	American Homes 4 Rent, Series D, 6.500%, 05/24/21 @	2,446
66	American Homes 4 Rent, Series E, 6.350%, 06/29/21 @	1,704
24	Apartment Investment & Management Co., 6.875%, 05/16/19 @	673
2	Equity LifeStyle Properties, Inc., Series C, 6.750%, 09/07/17 @	60

		4,883

	Office — 5.6%
8	Alexandria Real Estate Equities, Inc., Series E, 6.450%, 03/15/17 @	211
2	Brandywine Realty Trust, Series E, 6.900%, 04/11/17 @	45
76	Corporate Office Properties Trust, Series L, 7.375%, 06/27/17 @	1,955

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Office — continued
25	Kilroy Realty Corp., Series G, 6.875%, 03/27/17 @	643
25	Kilroy Realty Corp., Series H, 6.375%, 08/15/17 @	654
92	SL Green Realty Corp., Series I, 6.500%, 08/10/17 @	2,423
41	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	1,066
2	Urstadt Biddle Properties, Inc., Series G, 6.750%, 10/28/19 @	55

		7,052

	Regional Malls — 4.7%
29	CBL & Associates Properties, Inc., Series D, 7.375%, 11/02/16 @	733
103	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	2,665
14	Pennsylvania Real Estate Investment Trust, Series A, 8.250%, 04/20/17 @	353
1	Pennsylvania Real Estate Investment Trust, Series B, 7.375%, 10/11/17 @	23
49	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	1,276
8	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 @	211
23	Washington Prime Group, Inc., Series H, 7.500%, 08/10/17 @	612

		5,873

	Shopping Centers — 3.4%
6	DDR Corp., Series J, 6.500%, 08/01/17 @	154
21	DDR Corp., Series K, 6.250%, 04/09/18 @	550
4	National Retail Properties, Inc., Series D, 6.625%, 02/23/17 @	112
89	Regency Centers Corp., Series 6, 6.625%, 02/16/17 @	2,280
1	Regency Centers Corp., Series 7, 6.000%, 08/23/17 @	13
24	Retail Properties of America, Inc., Series A, 7.000%, 12/20/17 @	631
20	Saul Centers, Inc., Series C, 6.875%, 02/12/18 @	521

		4,261

	Storage — 0.5%
21	CubeSmart, Series A, 7.750%, 11/02/16 @	520
1	Public Storage, Series Y, 6.375%, 03/17/19 @	39

		559

	Total Preferred Stocks (Cost $28,339)	29,090

Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,669	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $1,669)	1,669

	Total Investments — 106.2% (Cost $121,182)	132,654
	Liabilities in Excess of Other Assets — (6.2)%	(7,761)

	NET ASSETS — 100.0%	$124,893

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2016 and is based upon the stated par value.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,355
Aggregate gross unrealized depreciation	(883)

Net unrealized appreciation/depreciation	$11,472

Federal income tax cost of investments	$121,182

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$113,114	$19,540	$—	$132,654

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 28, 2016